CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 34,982	$ 72,625
Restricted cash	11,246	12,132
Accounts receivable, net of allowance for doubtful accounts of $3,178 and $2,905 in 2014 and 2013, respectively	37,341	47,836
Operating supplies and inventories	4,030	17,168
Prepaid expenses	4,083	4,111
Other receivables	18,067	41,832
Total current assets	109,749	195,704
NONCURRENT ASSETS
Other receivables	28,084	28,640
Restricted cash	1,472	1,463
Vessels and equipment, net	717,405	715,431
Dry dock	13,551	10,979
Investments in and receivables from affiliates	3,906	4,436
Intangible assets	582	626
Goodwill	5,015	5,015
Other assets	13,266	14,954
Deferred income tax assets	4,031	2,763
Total noncurrent assets	787,312	784,307
Total assets	897,061	980,011
CURRENT LIABILITIES
Accounts payable	30,518	28,923
Customer advances	3,090	12,710
Payable to related parties	1,636	1,351
Accrued interest	1,513	1,652
Current portion of long-term financial debt	32,929	32,253
Other current liabilities	22,827	14,499
Total current liabilities	92,513	91,388
NONCURRENT LIABILITIES
Long-term financial debt	433,105	466,144
Deferred income tax liabilities	12,170	12,248
Other liabilities	368	1,086
Deferred gains	3,183	3,584
Total noncurrent liabilities	448,826	483,062
Total liabilities	541,339	574,450
EQUITY
Common stock, $0.01 par value: 250,000,000 authorized shares; 140,729,487 and 140,419,487 shares outstanding in 2014 and 2013, respectively	1,446	1,443
Additional paid-in capital	490,469	488,522
Treasury stock: 3,923,094 shares at cost	(19,488)	(19,488)
Accumulated deficit	(115,384)	(63,108)
Accumulated other comprehensive loss	(1,321)	(1,808)
Total equity	355,722	405,561
Total liabilities and equity	$ 897,061	$ 980,011